Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term investments
Equity investments - equity method	¥ 54,362	$ 7,882	¥ 44,415
Equity investments - without readily determinable fair values	172,563	25,019	153,643
Equity investments - securities with readily determinable fair values (Note 23(a))	889	129	988
Held-to-maturity investments	2,748	398	2,901
Total	¥ 230,562	$ 33,428	¥ 201,947